ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 17,669	$ 2,489	¥ 15,351
Restricted cash			14
Due from inter-companies	28,127	3,962	29,179
Accounts receivable	619	87	260
Advances to suppliers	20,022	2,820	5,799
Inventories	2,106	297	4,178
Other current assets	12,997	1,831	3,362
Total current assets (liabilities)	81,540	11,485	58,143
Land use rights, net	1,792	252	1,854
Plant and equipment, net	46,389	6,534	48,684
Acquired intangible assets, net	2,989	421	3,774
Other assets	0	0	83
Total assets	135,955	19,149	119,038
Current liabilities
Current portion of long-term borrowings	137,660	19,389	137,660
Accounts payable	10,161	1,431	9,170
Due to growers	404	57	6,673
Due to related parties	18,629	2,624	30,269
Advances from customers	60,551	8,529	45,754
Other payables and accrued expenses	64,568	9,094	55,374
Total current liabilities	292,865	41,250	286,367
Long-term borrowings	14,231	2,004	15,717
Total liabilities	308,597	43,465	304,636
VIE
Current assets:
Cash and cash equivalents	950	134	305
Accounts receivable	304	43	11
Advances to suppliers	8,456	1,191	260
Inventories			1,052
Other current assets	7,698	1,084	730
Total current assets (liabilities)	17,408	2,452	2,358
Land use rights, net	1,792	252	1,854
Plant and equipment, net	32,952	4,641	48,599
Other assets	1,554	219	83
Total assets	53,706	7,564	52,894
Current liabilities
Current portion of long-term borrowings	137,660	19,389	137,660
Accounts payable	10,064	1,418	9,107
Due to growers	404	57	6,673
Due to related parties	24,136	3,400	30,665
Advances from customers	29,420	4,144	22,772
Other payables and accrued expenses	58,954	8,304	51,520
Total current liabilities	260,638	36,712	258,397
Other long-term liability	15,732	2,216	15,717
Total liabilities	¥ 276,370	$ 38,928	¥ 274,114